Goodwill and Other Intangible Assets (Changes in Goodwill by Reportable Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Goodwill [Line Items]
Acquired		¥ 9,081	¥ 4,241	¥ 127,324
Impairment		(6,695)	0	0
Other (net)	[1]	(12,298)	(154)	11,503
Goodwill, Gross		632,454	638,086	633,999	¥ 495,172
Accumulated impairment losses		(10,596)	(6,316)	(6,316)	(6,316)
Goodwill		621,858	631,770	627,683	488,856
Corporate Financial Services and Maintenance Leasing
Goodwill [Line Items]
Acquired		31	0	3,529
Impairment		0	0	0
Other (net)	[1]	(1,699)	(54)	0
Goodwill, Gross		13,682	15,900	15,954	12,425
Accumulated impairment losses		(299)	(849)	(849)	(849)
Goodwill		13,383	15,051	15,105	11,576
Real Estate Segment
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	0	0	0
Goodwill, Gross		16,359	16,359	16,359	16,359
Accumulated impairment losses		(191)	(191)	(191)	(191)
Goodwill		16,168	16,168	16,168	16,168
PE Investment and Concession
Goodwill [Line Items]
Acquired		7,849	4,241	119,767
Impairment		(5,520)	0	0
Other (net)	[1]	(10,623)	(35,556)	(12,954)
Goodwill, Gross		172,662	175,436	206,751	99,938
Accumulated impairment losses		(5,520)	0	0	0
Goodwill		167,142	175,436	206,751	99,938
Environment and Energy
Goodwill [Line Items]
Acquired		0	0	4,028
Impairment		0	0	0
Other (net)	[1]	3,220	6,840	4,524
Goodwill, Gross		68,267	65,047	58,207	49,655
Accumulated impairment losses		(39)	(39)	(39)	(39)
Goodwill		68,228	65,008	58,168	49,616
Insurance
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	0	(192)	0
Goodwill, Gross		4,452	4,823	5,015	5,015
Accumulated impairment losses		0	(371)	(371)	(371)
Goodwill		4,452	4,452	4,644	4,644
Banking and Credit
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	0	(10,971)	0
Goodwill, Gross		0	0	10,971	10,971
Accumulated impairment losses		0	0	0	0
Goodwill		0	0	10,971	10,971
Aircraft and Ships
Goodwill [Line Items]
Acquired		1,201	0	0
Impairment		0	0	0
Other (net)	[1]	0	0	0
Goodwill, Gross		1,788	587	587	587
Accumulated impairment losses		(587)	(587)	(587)	(587)
Goodwill		1,201	0	0	0
ORIX USA
Goodwill [Line Items]
Acquired		0	0	0
Impairment		(1,175)	0	0
Other (net)	[1]	(2,146)	20,298	10,582
Goodwill, Gross		169,734	173,374	153,076	142,494
Accumulated impairment losses		(1,175)	(1,494)	(1,494)	(1,494)
Goodwill		168,559	171,880	151,582	141,000
ORIX Europe
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	(907)	18,927	9,318
Goodwill, Gross		176,608	177,515	158,588	149,270
Accumulated impairment losses		0	0	0	0
Goodwill		176,608	177,515	158,588	149,270
Asia and Australia
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	(143)	554	33
Goodwill, Gross		8,624	8,767	8,213	8,180
Accumulated impairment losses		(2,785)	(2,785)	(2,785)	(2,785)
Goodwill		5,839	5,982	5,428	5,395
Corporate
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	0	0	0
Goodwill, Gross		278	278	278	278
Accumulated impairment losses		0	0	0	0
Goodwill		¥ 278	¥ 278	¥ 278	¥ 278

[1]	Other (net) includes foreign currency translation adjustments, decreases due to sale of ownership interest in subsidiaries and certain other reclassifications.